Acquisitions and Divestitures - Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014 Eagle Ford Acquisition [Member]	Apr. 30, 2013 Louisiana [Member]	Sep. 06, 2013 East Texas Acquisition [Member]	Aug. 30, 2013 Rockies Acquisition [Member]	May 01, 2012 Undisclosed Seller Acquisition [Member]	Sep. 28, 2012 Goodrich Acquisition [Member]	Jul. 31, 2012 Menemsha Acquisition [Member]	Dec. 31, 2012 Previous Owners [Member]	Jul. 01, 2014 Wyoming Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties	$ 168,606	$ 68,887	$ 9,974	$ 20,744	$ 115,633	$ 91,187	$ 75,114	$ 77,764	$ 922,686
Prepaid expenses and other current assets						425
Revenue payable					(1,602)	(875)			(444)
Asset retirement obligations	(285)	(1,789)	(78)	(1,163)	(1,592)	(161)	(408)	(4,558)	(3,328)
Accrued liabilities	(250)			(118)	(297)	(153)			(7,237)
Total identifiable net assets	$ 168,071	$ 67,098	$ 9,896	$ 19,463	$ 112,142	$ 90,423	$ 74,706	$ 73,206	$ 911,677